Financial Instruments - Fair Values and Risk Management - Summary of Information about Credit Risk Exposure on Trade Receivables Using a Provision Matrix (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of credit risk exposure [line items]
Total gross carrying amount	€ 29,187	€ 40,967		€ 37,549
Gross trade receivables
Disclosure of credit risk exposure [line items]
Total gross carrying amount	37,886	50,594
Less than Thirty days [member]
Disclosure of credit risk exposure [line items]
Total gross carrying amount	8,570	8,614
Thirty to sixty days [member]
Disclosure of credit risk exposure [line items]
Total gross carrying amount	1,298	1,409
Sixty One Days To Ninety Days [member]
Disclosure of credit risk exposure [line items]
Total gross carrying amount	2,531	1,274
Past Due Greater Than Ninety One Days [member]
Disclosure of credit risk exposure [line items]
Total gross carrying amount	10,308	15,046
Credit risk [member] | Gross trade receivables
Disclosure of credit risk exposure [line items]
Trade receivables subject to collective valuation	5,632	11,368	€ 12,739
Trade receivables subject to specific valuation	32,524	39,226	35,585
Total gross carrying amount	37,886	50,594	48,324
Expected credit loss	95	64	37
Credit risk [member] | Less than Thirty days [member] | Gross trade receivables
Disclosure of credit risk exposure [line items]
Trade receivables subject to collective valuation	€ 4,936	€ 9,288	€ 11,661
Default rate	0.13%	0.10%	0.11%
Expected credit loss	€ 6	€ 9	€ 13
Credit risk [member] | Thirty to sixty days [member] | Gross trade receivables
Disclosure of credit risk exposure [line items]
Trade receivables subject to collective valuation	€ 387	€ 1,323	€ 651
Default rate	1.42%	0.99%	1.04%
Expected credit loss	€ 5	€ 13	€ 7
Credit risk [member] | Sixty One Days To Ninety Days [member] | Gross trade receivables
Disclosure of credit risk exposure [line items]
Trade receivables subject to collective valuation		€ 88	€ 254
Default rate	3.83%	2.90%	2.99%
Expected credit loss		€ 3	€ 8
Credit risk [member] | Past Due Greater Than Ninety One Days [member] | Gross trade receivables
Disclosure of credit risk exposure [line items]
Trade receivables subject to collective valuation	€ 309	€ 669	€ 173
Default rate	27.07%	5.80%	5.33%
Expected credit loss	€ 84	€ 39	€ 9